STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

9.STOCKHOLDERS’ EQUITY

On June 17, 2020, the Company filed an amendment to its amended and restated certificate of incorporation to complete a 1-for-3.494 reverse split of the Company’s outstanding shares common stock.

Accordingly, unless otherwise noted, all share and per share information has been restated to retroactively show the effect of this stock split.

As of March 31, 2021 and December 31, 2020, the Company was authorized to issue 300,000,000 shares of common stock and 60,000,000 shares of Preferred Stock, of which 24,000,000 shares were designated as Series A-1 Preferred Stock and 16,500,000 shares were designated as Series B Preferred Stock.

Common Stock — As of March 31, 2021 and December 31, 2020, the Company has a single class of common stock.

On June 17, 2020, the Company filed an amendment to its amended and restated certificate of incorporation to complete a 1-for-3.494 reverse split of the Company’s outstanding shares common stock.

Accordingly, unless otherwise noted, all share and per share information has been restated to retroactively show the effect of this stock split.

As of March 31, 2021 and December 31, 2020, the Company was authorized to issue 300,000,000 shares of common stock and 60,000,000 shares of Preferred Stock, of which 24,000,000 shares were designated as Series A-1 Preferred Stock and 16,500,000 shares were designated as Series B Preferred Stock.

Common Stock — As of March 31, 2021 and December 31, 2020, the Company has a single class of common stock.

On October 15, 2020, the Company received net proceeds of $12,332,700 from its IPO, after deducting underwriting discounts and commissions of $1,275,000 and other offering expenses of $1,392,300 incurred. The Company issued and sold 1,250,000 shares of common stock in the IPO at a price of $12.00 per share.

In connection with the IPO, all shares of the Company’s Series A-1 Preferred Stock and Series B Preferred Stock were converted into 624,594 and 469,136 shares of common stock, respectively.

Below is a table that outlines the initial value of issuances allocated to the IPO common stock, the IPO common stock discount amortized, and value of IPO common stock that was converted into additional-paid-in-capital during the three months ended March 31, 2021:

2021
Common Stock
Balance at January 1,	$11,975,400
Common stock IPO discount amortization	24,700
Balance at March 31,	$12,000,100

On June 8, 2020, the Company agreed to amend the warrant vesting schedule such that the warrants underlying shares of Series B Preferred Stock became immediately exercisable for each warrant holder. On June 8, 2020, warrant holders exercised their option to purchase 335,982 shares of common stock for proceeds of $1,200. Then, on June 10, 2020, warrant holders exercised their option to purchase an additional 1,063,939 shares of common stock for proceeds of $3,700.

On June 8, 2020, the Company issued 3,106 and 430 shares of common stock to the Company’s Chief Medical Officer and another employee, respectively. In addition, on June 19, 2020, the Company issued 402,000 and 320,000 shares of common stock to the Company’s Chief Financial Officer and Chief Operating Officer ("the CFO and COO") and Chief Strategy and Innovation Officer ("the CSO"), respectively. The shares were issued in exchange for services rendered and no cash considerations. These issuances resulted in $9,432,000 in stock compensation expenses.

Each holder of outstanding shares of common stock shall be entitled to one vote in respect of each share. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of a majority of the outstanding shares of common stock and preferred stock voting together as a single class.

The Company has never paid dividends and has no plans to pay dividends on common stock. As of December 31, 2017, the Company adopted a stock option plan. On September 25, 2019, the board of directors approved an additional 10,000,000 shares to be reserved and authorized under the Plan. This approval increased the total number of authorized shares from 20,000,000 to 30,000,000. After the reverse stock splits, the total number of authorized shares was updated to 858,615. On June 19, 2020, the board of directors approved an additional 850,000 shares to be reserved and authorized under the Plan. This approval increased the total number of authorized shares from 858,615 to 1,708,615.

There were 322,063 shares and 271,949 shares available for issuance as of March 31, 2021 and 2020, respectively.

Series B Preferred Stock — On January 24, 2020, the Company issued 4,782,608 shares of Series B Preferred Stock for $2,200,000. On January 29, 2020, the Company filed a certificate of correction to its amended and restated its certificate of incorporation to authorize the issuance of up to 16,500,000 shares of Series B Preferred Stock. On January 31, 2020, the Company issued an additional 1,739,130 shares of Series B Preferred Stock for $800,000.

On matters submitted to a vote of the stockholders of the Company, Series B Preferred Stock, Series A-1 Preferred Stock, and common stock vote together as one class, with the vote of the Series B Preferred Stock on an as-converted basis. Each holder of Series B Preferred Stock shall have a number of votes equal to the shares of common stock into which the shares of Series B Preferred Stock held by such holder are then convertible.

With respect rights on liquidation, winding up and dissolution, shares of Series B Preferred Stock rank senior to all shares of common stock, but not senior to Series A-1 Preferred Stock.

Each share of Series B Preferred Stock is convertible at any time at the option of the holder at the then current conversion rate. In addition, upon the closing of the sale of shares of common stock to the public in an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, all shares of preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate.

Accordingly, in connection with the IPO, all shares of the Company’s Series B Preferred Stock were converted into 469,136 shares of common stock on October 15, 2020.

Below is a table that outlines the initial value of issuances allocated to Series B Preferred Stock and the Series B Preferred Stock discount amortized during the three months ended March 31:

2020
Series B Preferred Stock
Balance at January 1,	$1,306,900
Series B Preferred Stock proceeds	3,000,000
Series B Preferred Stock discount	(2,668,300)
Series B Preferred Stock discount amortization	368,400
Balance at March 31,	$2,007,000

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or the occurrence of a liquidation, the holders of the shares of Series B Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to $0.46, the original issue price.

Warrants Underlying Series B Preferred Stock — In connection with the sale of the Series B Preferred Stock, each investor was issued warrants to purchase 0.0859 shares of common stock for each share of Series B Preferred Stock purchased at a price of $0.003494 per share of common stock. The warrants become exercisable in accordance with the schedule set forth below following completion by the Company of an initial public offering and thereafter may be exercised at any time prior to expiration ten years from the date of issuance.

●	30% of the warrants beginning six months after the date on which the securities of the Company are first listed on a United States national securities exchange (such date, the "Listing Date");
●	An additional 30% of the warrants beginning nine months after the Listing Date; and
●	The remainder of the warrants beginning twelve months after the Listing Date.

As of March 31, 2020, the Company sold 16,391,397 shares of Series B Preferred Stock, which contained 1,399,921 underlying warrants to purchase common stock based on the exercise price and vesting schedule outlined above. These warrants are equity classified and the fair value of $5,533,000 is reflected as additional paid-in capital.

On June 8, 2020, the Company agreed to amend the warrant vesting schedule such that the warrants became immediately exercisable for each warrant holder.

On June 8, 2020, warrant holders exercised their option to purchase 335,982 shares of common stock for proceeds of $1,200. Then, on June 10, 2020, warrant holders exercised their option to purchase an additional 1,063,939 shares of common stock for proceeds of $3,700. As of March 31, 2021, there were no warrants underlying Series B Preferred Stock.

The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions for the three months ended March 31, 2021 and 2020:

March 31,
2020
Risk-free interest rate	1.54% - 1.88%
Expected volatility	71.95% - 72.71%
Expected life (years)	10
Expected dividend yield	0%

Representative's Warrants — In connection with the IPO on October 15, 2020, the Company granted the underwriters warrants (the "Underwriters' Warrants") to purchase an aggregate of 62,500 shares of common stock at an exercise price of $15.00 per share, which is 125% of the initial public offering price. The Underwriters' Warrants have a five-year term and are not exercisable prior to April 13, 2021. All of the Underwriters' Warrants were outstanding at March 31, 2021.

These warrants were equity classified. As of March 31, 2021 and December 31, 2020, the warrant fair values of $332,600 and $357,300, respectively, is reflected as additional paid-in capital. On the issuance date, the Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions on October 15:

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

10.STOCKHOLDERS’ EQUITY

On December 16, 2019, the Company amended and restated its certificate of incorporation to, among other things, (i) complete a 1-for-10 reverse split of the Company’s outstanding shares of common stock; (ii) increase the Company’s authorized Preferred Stock to 60,000,000 shares and (iii) change the par value of the Preferred Stock from $0.01 to $0.0001 per share.

On June 17, 2020, the Company filed an amendment to its amended and restated certificate of incorporation to complete a 1-for-3.494 reverse split of the Company’s outstanding shares of common stock.

Accordingly, unless otherwise noted, all share and per share information has been restated to retroactively show the effect of these stock splits during the years ended December 31, 2020 and 2019.

As of December 31, 2020 and 2019, the Company was authorized to issue 300,000,000 shares of common stock and 60,000,000 shares and of Preferred Stock, of which 24,000,000 shares were designated as Series A-1 Preferred Stock. Additionally, 16,500,000 shares and 14,130,435 shares were designated as Series B Preferred Stock as of December 31, 2020 and 2019, respectively.

Common Stock — As of December 31, 2020 and 2019, the Company has a single class of common stock.

On October 15, 2020, the Company received net proceeds of $12,332,700 from its IPO, after deducting underwriting discounts and commissions of $1,275,000 and other offering expenses of $1,392,300 incurred. The Company issued and sold 1,250,000 shares of common stock in the IPO at a price of $12.00 per share. In connection with the IPO, all shares of the Company’s Series A-1 Preferred Stock and Series B Preferred Stock were converted into 624,594 and 469,136 shares of common stock, respectively.

Below is a table that outlines the initial value of issuances allocated to the IPO common stock, the IPO common stock discount amortized, and value of IPO common stock that was converted into additional-paid-in-capital during the year ended December 31, 2020:

2020
Common Stock
Balance at January 1,	$—
Common stock IPO proceeds, net of issuance costs	12,332,700
Common stock IPO discount	(377,000)
Common stock IPO discount amortization	19,700
Balance at December 31,	$11,975,400

On June 8, 2020, the Company agreed to amend the warrant vesting schedule such that the warrants became immediately exercisable for each warrant holder. On June 8, 2020, warrant holders exercised their option to purchase 335,982 shares of common stock for proceeds of $1,200. Then, on June 10, 2020, warrant holders exercised their option to purchase an additional 1,063,939 shares of common stock for proceeds of $3,700. There were 0 and 839,952 warrants outstanding as of December 31, 2020 and 2019, respectively.

On June 8, 2020, the Company issued 3,106 and 430 shares of common stock to the Company’s Chief Medical Officer and another employee, respectively. In addition, on June 19, 2020, the Company issued 402,000 and 320,000 shares of common stock to the Company’s Chief Financial Officer and Chief Operating Officer ("the CFO and COO") and Chief Strategy and Innovation Officer ("the CSIO"), respectively. The shares were issued in exchange for services rendered and no cash considerations. These issuances resulted in $9,432,000 in stock compensation expenses.

Each holder of outstanding shares of common stock shall be entitled to one vote in respect of each share. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of a majority of the outstanding shares of common stock and preferred stock voting together as a single class.

The Company has never paid dividends and has no plans to pay dividends on common stock. As of December 31, 2017, the Company adopted the Plan. On September 25, 2019, the board of directors approved an additional 10,000,000 shares to be reserved and authorized under the Plan. This approval increased the total number of authorized shares from 20,000,000 to 30,000,000. After the reverse stock splits, the total number of authorized shares was updated to 858,615. On June 19, 2020, the board of directors approved an additional 850,000 shares to be reserved and authorized under the Plan. This approval increased the total number of authorized shares from 858,615 to 1,708,615.

There were 270,933 shares and 258,813 shares available for issuance as of December 31, 2020 and 2019, respectively.

Series A-1 Preferred Stock — In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or the occurrence of a liquidation the holders of the shares of Series A-1 Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to $0.50, the original issue price.

On matters submitted to a vote of the stockholders of the Company, Series A-1 Preferred Stock and common stock vote together as one class, with the vote of the Series A-1 Preferred Stock on an as-converted basis. Each holder of Series A-1 Preferred Stock shall have a number of votes equal to the shares of common stock into which the shares of Series A-1 Preferred Stock held by such holder are then convertible.

With respect rights on liquidation, winding up and dissolution, shares of the Series A-1 Preferred Stock rank senior to all shares of common stock.

Each share of Series A-1 Preferred Stock is convertible at any time at the option of the holder at the then current conversion rate. In addition, upon the closing of the sale of shares of common stock to the public in an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, all shares of preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate.

In connection with the IPO, all shares of the Company's Series A-1 Preferred Stock were converted into 624,594 shares of common stock.

Series B Preferred Stock — On September 13, 2019, the Company amended and restated its certificate of incorporation to authorize the issuance of up to 14,130,435 shares of Series B Preferred Stock. On September 13, 2019, the Company sold 7,608,696 shares of Series B Preferred Stock for $3,500,000. On November 13, 2019, the Company issued an additional 2,173,913 shares of Series B Preferred Stock for $1,000,000. In connection with the sale of the Series B Preferred Stock, each investor was issued warrants to purchase 0.0859 shares of common stock for each share of Series B Preferred Stock purchased at a price of $0.003494 per share of common stock ("Warrants"). See below for further details.

Until the filing of the amended and restated certificate of incorporation on December 16, 2019, shares of Series B Preferred Stock had accrued unpaid dividends at an annual rate of 6% per share. The amended and restated certificate of incorporation eliminated the clause requiring the dividend accrual. In addition, on December 6, 2019, the Series B Preferred Stock investors voted in favor of forfeiting all accrued and unpaid dividends, along with all future dividends. In exchange, the Company issued 87,050 shares of Series B Preferred Stock to the investors. The Company treated this transaction as accretion and settlement of a Series B Preferred Stock dividends in the amount of $40,000. Accordingly, additional paid-in capital was reduced by $40,000.

The Series B Preferred Stock conversion price is initially equal to the Series B Preferred Stock original issuance price of $0.46 per share divided by the rate at which shares of Series B Preferred Stock may be converted into shares of common stock. The holders of the Series B Preferred Stock held a special redemption right. In the event the Company had not filed an initial registration statement with the United States Securities and Exchange Commission and submitted an application to be listed on the Nasdaq Stock market on or prior to November 15, 2019, subject to Delaware law governing distributions to stockholders and the Company’s ability to redeem its shares, all or part of the shares of Series B Preferred Stock held by any holder of record as of such date of shares of Series B Preferred Stock with an aggregate purchase price of at least $1,000,000 would have been be redeemable at the option of such holders of record commencing any time on or after November 16, 2019 at a price equal to the purchase price paid for such shares plus all unpaid dividends accrued on such shares. Also, in the event that the Company was not ultimately approved for listing on a Nasdaq Stock Market tier lower than the Nasdaq Global Select Market, the special redemption right would remain in effect and may have been exercisable on any date thereafter. If the Company was unable to execute a redemption upon request of a holder, interest would accrue on the shares at rate of 14.6%, or warrants underlying the shares would be exercisable and the fair market value of the shares of common stock received in connection therewith would be treated as payment in exchange for the shares of Series B Preferred Stock submitted for redemption by such holder.

On November 12, 2019 and November 13, 2019, the Series B Preferred Stock investors signed waivers, which provided consent to the Company to eliminate the special redemption right. When the Company amended and restated its certificate of incorporation on December 16, 2019, the special redemption right provision was eliminated.

The elimination of the special redemption right allows for permanent equity classification for the Series B Preferred Stock. Since the Warrants are equity classified, the Company allocated the relative fair value of the cash proceeds between the Series B Preferred Stock and the Warrants. The fair value of the Warrants is offset by a contra account, which is classified as a discount to the Series B Preferred Stock. The discount is amortized using the effective interest method at an effective interest rate of 28% per annum.

On January 24, 2020, the Company issued 4,782,608 shares of Series B Preferred Stock for $2,200,000. On January 29, 2020, the Company filed a certificate of correction to its amended and restated its certificate of incorporation to authorize the issuance of up to 16,500,000 shares of Series B Preferred Stock. On January 31, 2020, the Company issued an additional 1,739,130 shares of Series B Preferred Stock for $800,000.

In connection with the IPO, all shares of the Company's Series B Preferred Stock were converted into 469,136 shares of common stock, and the value of the Series B Preferred Stock converted into additional-paid-in-capital.

Below is a table that outlines the initial value of issuances allocated to Series B Preferred Stock, the Series B Preferred Stock discount amortized, and value of Series B Preferred Stock that was converted into additional-paid-in-capital during the years ended December 31:

	2020	2019
Series B Preferred Stock
Balance at January 1,	$1,306,900	$4,500,000
Series B Preferred Stock proceeds	3,000,000	(3,443,700)
Series B Preferred Stock discount	(2,668,300)	210,600
Series B Preferred Stock discount amortization	692,700	40,000
Series B Preferred Stock conversion to common stock	(2,331,300)	—
Balance at December 31,	$—	$1,306,900

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or the occurrence of a liquidation, the holders of the shares of Series B Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to $0.46, the original issue price.

On matters submitted to a vote of the stockholders of the Company, Series B Preferred Stock, Series A-1 Preferred Stock, and common stock vote together as one class, with the vote of the Series B Preferred Stock on an as-converted basis. Each holder of Series B Preferred Stock shall have a number of votes equal to the shares of common stock into which the shares of Series B Preferred Stock held by such holder are then convertible.

With respect rights on liquidation, winding up and dissolution, shares of Series B Preferred Stock rank senior to all shares of common stock, but not senior to Series A-1 Preferred Stock.

Each share of Series B Preferred Stock is convertible at any time at the option of the holder at the then current conversion rate. In addition, upon the closing of the sale of shares of common stock to the public in an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, all shares of preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate.

Conversion of Convertible Promissory Notes — On August 15, 2019, each holder of convertible promissory notes issued during 2019 agreed to voluntarily convert the amounts of principal and interest then outstanding into shares of Series A-1 Preferred Stock. At the time of conversion, outstanding principal and accrued interest of the convertible promissory notes totaled $405,300. Per the convertible promissory notes, the notes containing a $250,000 principal balance with a 17% coupon rate had a conversion price of $0.43. Additionally, the Company settled an accounts payable with a vendor by issuing a convertible promissory note in the amount of $134,800 with a 6% coupon rate, with a conversion rate of $0.43. Accordingly, 935,519 shares were issued to convert the outstanding principal and accrued interest into Series A-1 Preferred Stock.

In connection with the IPO, all shares of the Company's Series A-1 Preferred Stock were converted into 624,594 shares of common stock.

Warrants Underlying Series B Preferred Stock — In connection with the sale of the Series B Preferred Stock, each investor was issued warrants to purchase 0.0859 shares of common stock for each share of Series B Preferred Stock purchased at a price of $0.003494 per share of common stock. Under the original terms of the warrant agreements, the warrants become have exercisable in accordance with the schedule set forth below following completion by the Company of an IPO and thereafter may be exercised at any time prior to expiration ten years from the date of issuance.

●	30% of the warrants beginning six months after the date on which the securities of the Company are first listed on a United States national securities exchange (such date, the "Listing Date");
●	An additional 30% of the warrants beginning nine months after the Listing Date; and
●	The remainder of the warrants beginning twelve months after the Listing Date.

As of December 31, 2019, the Company sold 9,782,609 shares of Series B Preferred Stock, which contained 839,952 underlying warrants to purchase common stock based on the exercise price and vesting schedule outlined above. During the year ended December 31, 2020, the Company sold an additional 6,521,738 shares of Series B Preferred Stock, which contained 559,969 underlying warrants to purchase common stock based on the exercise price and vesting schedule outlined above. These warrants were equity classified and the fair value of $5,208,700 is reflected as additional paid-in capital. On June 8, 2020, the Company agreed to amend the warrant vesting schedule such that the warrants became immediately exercisable for each warrant holder.

On June 8, 2020, warrant holders exercised their option to purchase 335,982 shares of common stock for proceeds of $1,200. Then, on June 10, 2020, warrant holders exercised their option to purchase an additional 1,063,939 shares of common stock for proceeds of $3,700. There are no warrants underlying Series B Preferred Stock outstanding as of December 31, 2020.

The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions for the years ended December 31:

	2020	2019
Risk-free interest rate	1.54% - 1.88%	1.54% - 1.84%
Expected volatility	71.95% - 72.71%	71.95% - 72.20%
Expected life (years)	10.00	10.00
Expected dividend yield	0%	0%

Representative's Warrants — In connection with the IPO, the Company granted the underwriters warrants (the "Underwriters' Warrants") to purchase an aggregate of 62,500 shares of common stock at an exercise price of $15.00 per share, which is 125% of the initial public offering price. The Underwriters' Warrants have a five-year term and are not exercisable prior to April 13, 2021. All of the Underwriters' Warrants were outstanding at December 31, 2020.

These warrants were equity classified and the fair value of $377,000 is reflected as additional paid-in capital. The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions for the year ended December 31, 2020:

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%